BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
BORROWINGS
Schedule of current and non-current financial debt

	As of December 31,
Current	2023	2022
Bank overdrafts - principal	23,514	23,698
Bank and other financial entities loans – principal	204,748	124,786
Notes – principal	188,977	147,620
DFI (Note 22)	—	58
Loans for purchase of equipment	15,582	16,408
Remeasurement, interest and related expenses	130,657	105,841
	563,478	418,411
Non-current
Notes – principal	999,132	563,869
Bank and other financial entities loans – principal	399,680	319,466
Loans for purchase of equipment	10,725	13,874
Remeasurement, interest and related expenses	155,054	145,471
	1,564,591	1,042,680
Total borrowings	2,128,069	1,461,091

Schedule of nature and movements of financial debt

				Exchange
				differences,
				currency
	Balances at the			translation	Balances as of
	beginning of the	Net Cash		adjustments and	December 31,
	year	Flows	Accrued	others	2023
Bank overdrafts	23,698	58,006	—	(58,190)	23,514
Bank and other financial entities loans – principal	444,252	(38,117)	—	198,293	604,428
Notes – principal	711,489	154,297	—	322,323	1,188,109
DFI	58	(32,356)	—	32,298	—
Loans for purchase of equipment	30,282	(14,569)	—	10,594	26,307
Remeasurement, interest and related expenses	251,312	(174,573)	9,925	199,047	285,711
Total as of December 31, 2023	1,461,091	(47,312)	9,925	(*) 704,365	2,128,069
Total as of December 31, 2022	1,619,141	(103,151)	40,701	(**) (95,600)	1,461,091
(*)	Includes $34,104 million of loans that do not represent cash movement.
(**)	Includes $33,433 million of loans that do not represent cash movement.

Schedule of loans agreements of bank and other financing entities loans

		Principal					Interest	Accouting balance
Entities	Currency	residual	Maturity	Amortization	Interest rate	Spread	payment	(in millions) (*)
		nominal value	date				date	As of December 31,
		(in millions)						2023	2022
	US$	94	03/2027	Semiannually	Variable annual rate: SOF 6 months	between 4.43% and 7.18%	Semiannually	80,195	66,903
International Finance Corporation (IFC)	US$	120	Between 08/2024 and 08/2025	Semiannually	Variable annual rate: SOF 6 months	between 5.03% and 5.28%	Semiannually	100,869	118,290
	US$	185	08/2029 (1)	Semiannually from 08/2024	Variable annual rate: SOF 6 months	6.50%	Semiannually	153,759	103,760
Inter-American Investment Corporation (IIC)	US$	17	12/2024	Semiannually	Variable annual rate: SOF 6 months	6.28%	Semiannually	14,100	19,403
Inter-American Development Bank (IDB) (2)	US$	301	06/2027	Semiannually	Variable annual rate: SOF 6 months	between 7.18% and 9.18%	Semiannually	245,930	103,629
China Development Bank Shenzhen Branch (CDB) (3)	RMB	1,134	12/2027	Semiannually	Annual fixed rate of 4.95%	N/A	Semiannually	118,208	73,126
		$—	07/2023 (4)	In one installment at maturity date	Modified annual fixed rate 55.00%	N/A	Monthly	—	12,459
Banco Santander Argentina S.A.		$—	10/2023 (5)	In one installment at maturity date	Modified annual fixed rate 79.00%	N/A	Monthly	—	4,754
(Santander)		$—	07/2023 (6)	In one installment at maturity date	Modified: annual fixed rate of 44.50%	N/A	Monthly	—	11,131
		$—	06/2023	In one installment at maturity date	Annual fixed rate of 47.00%	N/A	Monthly	—	3,135
Banco BBVA Argentina S.A. (BBVA)		$—	03/2023	In one installment at maturity date	Annual fixed rate of 43.90%	N/A	Monthly	—	3,178
		$—	05/2023	In one installment at maturity date	Annual fixed rate of 44.85%	N/A	Monthly	—	4,692
Finnvera (7)	US$	51	Between 11/2025 and 11/2026	Semiannually	Variable annual rate: SOF 6 months	between 1.47% and 1.63%	Semiannually	36,728	34,606
Export Development Canadá (EDC) (8) (9)	US$	27	Between 12/2026 and 05/2023	Semiannually	Variable annual rate: SOF 6 months	between 1.63% and 6.65%	Semiannually	20,130	8,743
BBVA (10)		$147	07/2025	Monthly	Annual fixed rate of 47.90%	N/A	Monthly	149	622
PSA Finance Argentina (10)		$327	07/2025	Monthly	Annual fixed rate of 42.90%	N/A	Monthly	335	1,418
Rombo Compañía Financiera (11)		$233	07/2025	Monthly	Annual fixed rate between 70.9% and 77.9%	N/A	Monthly	244	—
Banco Industrial and Commercial Bank of China (Argentina) S.A.U. (ICBC) (12)		$—	08/2023	Monthly	Annual fixed rate of 4.90%	N/A	Monthly	—	257
Cisco Systems Capital Corporation (Cisco) and others (13)	US$	30	between 10/2022 and 11/2026	Quarterly basis	Annual fixed rate of 4.00%	N/A	Quarterly basis	27,140	31,072

(*) This accounting balances includes remeasurement, interest and related expenses.

(1)

In June, 2022 the Company executed a proposal for a credit line to finance the expansion of fixed and mobile network coverage with IFC for a total amount of up to US $184.5 million, as requested in a timely manner by the Company (the “Loan”). On July 15, 2022, the Company received a disbursement for a total amount of US $184.5 million ($98,834 million in current currency as of December 31, 2023) of which the Company received funds for US $181.5 million ($97,218 million in current currency as of December 31, 2023) were credited, because US $3 million ($1,616 million in current currency as of December 31, 2023) corresponding to debt issuance expenses.

(2)

On October 17, 2023, the Company subscribed two new tranches (5 and 6) under the IDB loan for a total of US $120 million, equivalent to $41,145 million ($58,236 million in current currency as of December 31, 2023), net of issuance expenses for $866 million ($1,226 million in current currency as of December 31, 2023). The funds were used to pay for the 5G spectrum.

(3)

During 2023 and 2022, the Company has subscribed new tranches for a total of RMB431.3 million ($31,298 million in current currency as of December 31, 2023) and RMB488 million ($40,308 million in current currency as of December 31, 2023), respectively.

(4)

In July, 2022, the Company executed an addendum to Santander loan signed on August 18, 2021 for a total amount of $4,000 million ($16,592 million in current currency as of December 31, 2023) and agreed to change the principal maturity amortization schedule that would take place on August 18, 2022, by deferring it to July 27, 2023. Additionally, a new fixed interest rate from 40.5% to 55% annual nominal was renegotiated from July 27, 2022. This transaction was recognized as a debt extinguishment, recognizing a loss of $118 million that is included in “Borrowings renegotiation results” item, within financial results. As of December 31, 2023, this loan has been cancelled.

(5)

In October, 2022, the Company executed an addendum to Santander loan signed on October 15, 2021 for a total amount of $1,500 million ($5,152 million in current currency as of December 31, 2023), and agreed to change the amortization schedule of principal maturity that would take place on October 17, 2022, by deferring it to October 17, 2023. Additionally, a new fixed interest rate from 37.75% to 79% annual nominal was renegotiated from October 17, 2022. As of December 31, 2023, this loan has been cancelled.

(6)

In March, 2023, the Company executed an addendum to Santander loan signed on March, 2022 for a total amount of $3,500 million ($8,954 million in current currency as of December 31, 2023), and agreed to change the principal maturity amortization schedule whose maturity was on March 9, 2023, by deferring it to July 10, 2023. Additionally, a new fixed interest rate from 44.5% of 73.5% annual nominal was renegotiated. This transaction was recognized as a debt refinancing, recognizing a loss of $799 million that is included in “Borrowings renegotiation results” item, within financial results, net. As of December 31, 2023, this loan was totally repaid.

(7)

During 2022, the Company received a disbursement for a total amount of US$11.4 million ($6,582 million in current currency as of December 31, 2023) of which the Company received funds for US$9.7 million ($5,634 million in current currency as of December 31, 2023), because US$1.7 million ($948 million in current currency as of December 31, 2023) corresponding to the premium equivalent to 14.41% of the total amount committed by the lenders under the credit line were deducted from the initial disbursement). With this disbursement, the total amount committed for this line of credit is completed.

(8)

On January 3, 2022, the Company submitted a proposal for an export credit line for a total amount of up to US$23.4 million to the following entities: (i) JPMorgan Chase Bank, N.A., as initial lender, residual risk guarantor and agent of the facility, (ii) JPMorgan Chase Bank, N.A., Buenos Aires branch as an onshore custody agent, and (iii) JPMorgan Chase Bank, N.A. and EDC as lead co-organizers, which was accepted on the same date.

The line of credit is guaranteed by EDC, the official export credit agency of Canada. The funds received will be used to finance up to 85% of the value of certain imported goods and services, up to 50% of the value of certain national goods and services and the total payment of the EDC surplus equivalent to 14.41% of the total amount committed by the lenders under the line of credit.

During 2022, the Company received a disbursement for a total amount of US$23.3 million($12,557 million in current currency as of December 31, 2023), of which the Company received US$19.5 million($10,748 million in current currency as of December 31, 2023) net of debt issuance expenses deducted, the total amount committed for this line of credit is completed.

(9)	On May 5, 2023, the Company submitted a proposal for an export credit line for a total amount of up to US$50 million to EDC, the official export credit agency of Canada.

The funds received will be used to finance up to 100% of the payments due to “Nokia Solutions and Networks Oy” and/or “Nokia Spain S.A.”, received from August 30, 2022 until November 1, 2024.

On September 28, 2023, the first disbursement of US$12.7 million ($6,799 million in current currency as of December 31, 2023) was received, maturing in May 2030. The principal disbursed accrues compensatory interest at a semi-annual SOFR plus a margin of 6.65 percentage points.

(10)

On June 10, 2022, the Company executed a proposal for a credit line with Peugeot to finance the acquisition of 350 utility vehicles for a total amount of $1,042.7 million ($4,646 million in current currency as of December 31, 2023) plus VAT. For each acquisition, the Company will pay an advance of 40% of the value, financing the remaining 60% in 36 consecutive monthly installments at the rate agreed at the time of each acquisition through PSA Finance Argentina and/or BBVA.

(11)

On June 29, 2023, the Company executed a pledge loan with Rombo Compañia Financiera to finance 50% of the acquisition of 59 utility vehicles for a total amount of $521.2 million (VAT included) ($1,077 million in current currency as of December 31, 2023). For each acquisition, the Company agreed to pay advance payments of 50% of the value, financing the remaining 50%, equivalent to $260.6 million ($539 million in current currency as of December 31, 2023), in 24 consecutive monthly installments at the following rates: i) $80.3 million ($166 million in current currency as of December 31, 2023) at a rate of 70.9%, ii) $180.3 million ($372 million in current currency as of December 31, 2023) at a rate of 77.9%.

(12) On August 30, 2022, the Company executed a proposal for a credit line with Ford to finance the acquisition of 43 utility vehicles for a total amount of $222 million ($861 million in current currency as of December 31, 2023) plus VAT. For the acquisition, the Company was paid an advance of 50% of the value, financing the remaining 50% of $122.6 million ($475 million in current currency as of December 31, 2023) in 12 consecutive monthly installments at a fixed rate of 4.9% through ICBC. As of December 31, 2023, this loan has been cancelled.

(13)

During 2023 and 2022, the Company received a disbursement for a total of US$5 million ($2,448 million in current currency as of December 31, 2023) and US$17 million, equivalent to $1,911 million ($9,392 million in current currency as of December 31, 2023), respectively.

Telecom Argentinas
BORROWINGS
Schedule of notes borrowings

		Amount
		involved	Issuance	Maturity			Interest payment	Accouting balance (in millions) (*)
Series	Currency	(in millions)	date	date	Amortization	Interest rate	date	As of December 31,
								2023	2022
1	US$	400	07/2019	07/2026	In one installment at maturity date	Annual fixed rate of 8.00%	Semiannually	331,879	225,752
5	US$	389	08/2020	08/2025	In four installment of: 3% at 02/2023 30% at 08/2023 33% at 08/2024 34% at 08/2025	Annual fixed rate of 8.50%	Semiannually	219,488	224,662
7	UVA	125	12/2020	12/2023	In one installment at maturity date	Annual fixed rate of 3.00%	Semiannually	—	72,380
8	UVA	134	01/2021	01/2025	In one installment at maturity date	Annual fixed rate of 4.00%	Semiannually	62,401	77,643
9	US$linked	92	06/2021	06/2024	In one installment at maturity date	Annual fixed rate of 2.75%	Quarterly basis	74,371	50,669
10	UVA	127	12/2021	06/2025	In one installment at maturity date	0%	n/a	58,623	72,891
11		$2,000	12/2021	06/2023	In one installment at maturity date	Variable annual rate: Badlar plus spread of 3.25%	Quarterly basis	—	6,462
12 (1)	US$linked	23	03/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis	85,265	59,407
	US$linked	75	08/2022	03/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis
13		$2,348	03/2022	09/2023	In one installment at maturity date	Variable annual rate: Badlar plus spread of 1.50%	Quarterly basis	—	7,583
14	US$linked	62.4	02/2023	02/2028	In one installment at maturity date	Fixed rate of 1.00%	Quarterly basis	50,455	—
15 (2)	US$linked	87.4	06/2023	06/2026	In one installment at maturity date	0%	n/a	80,106	—
16 (3)	US$linked	180.4	07/2023	07/2025	In one installment at maturity date	0%	n/a	165,853	—
18 (4)	UVA	75	11/2023	11/2027	In one installment at maturity date	Annual fixed rate of 1.00%	Quarterly basis	43,380	—
19 (5) (6)	US$linked	34.6	11/2023	11/2026	In one installment at maturity date	0%	n/a	78,339	—
		30.9	12/2023	11/2026	In one installment at maturity date	0%	n/a

(*) This accounting balances includes remeasurement, interest and related expenses.

(1)

For Series 12 Notes issued on August 16, 2022, the subscription price was above par, so that on the date of issuance, its value was $11,621 million ($45,064 million in current currency as of December 31, 2023), equivalent to US $86 million without considering the issuance expenses.

(2)

For the Series 15 Notes: the subscription price was above par, so that on the date of issuance, its value was $24,474 million ($50,580 million in current currency as of December 31, 2023), equivalent to US$102.3 million without considering the issuance expenses.

(3)

For the Series 16 Notes: the subscription price was above par, so that on the date of issuance, its value was $57,186 million ($111,133 million in current currency as of December 31, 2023), equivalent to US $213.2 million without considering the issuance expenses.

(4)

For the Series 18 Notes, the subscription price was above par, so that on the date of issuance, its value was $37,435 million ($46,968 million in current currency as of December 31, 2023), equivalent to US$213.2 million, of which the Company received funds for $56,906 million ($29,825 million in current currency as of December 31, 2023) and $13,512 million ($16,953 million in current currency as of December 31, 2023) (equivalent to 34.1 million UVAs of nominal value) through the exchange of a portion of Series 7 Notes, net of issuance expenses for $151 million ($190 million in current currency as of December 31, 2023).

(5)

For the Series 19 Notes, the subscription price was above par, so that on the date of issuance, its value was $17,058 million ($21,402 million in current currency as of December 31, 2023), equivalent to US$48.3 million without considering the issuance expenses.

(6)

For the additional Series 19 Notes, the subscription price was above par, so that on the date of issuance, its value was $18,102 million, equivalent to US$49.9 million without considering the issuance expenses.

Nucleo
BORROWINGS
Schedule of notes borrowings

		Amount					Interest	Accouting balance
		involved	Issuance	Maturity			payment	(in millions) (*)
Series	Currency		date	date	Amortization	Interest rate	date	As of December 31,
		(in millions)						2023	2022
1	Gs.	120,000	03/2019	03/2024	In one installment at maturity date	Annual fixed rate of 9.00%	Quarterly basis	13,234	8,953
2	Gs.	30,000	03/2019	03/2024	In one installment at maturity date	Annual fixed rate of 9.00%	Quarterly basis	3,296	2,230
3	Gs.	100,000	03/2020	03/2025	In one installment at maturity date	Annual fixed rate of 8.75%	Quarterly basis	11,042	7,471
4	Gs.	130,000	03/2021	01/2028	In one installment at maturity date	Annual fixed rate of 7.10%	Quarterly basis	14,558	9,834
5	Gs.	120,000	03/2021	01/2031	In one installment at maturity date	Annual fixed rate of 8.00%	Quarterly basis	13,452	9,087

(*) This accounting balances includes remeasurement, interest and related expenses.